Related Party Transactions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ (423,119)	¥ (480,080)	¥ (517,776)
Percentage of ownership in NTT Finance	2.90%
Bailment in Cash and cash equivalents	50,000	20,000
Bailment in Short term investments		90,000
Bailment in Other assets	20,000
Bailment in Cash and cash equivalents, Short term investments and Other assets	70,000	110,000
Contracts Average interest rate	0.30%	0.30%
Average balance of the contracts of bailment expired	82,959	15,616	48,778
Interest income derived from the contracts	171	75	270
Upper Limit
Related Party Transaction [Line Items]
Contracts remaining terms to maturity	2Y9M	4M
Related parties
Related Party Transaction [Line Items]
Purchases of property, plant and equipment	¥ (76,214)	¥ (72,928)	¥ (70,840)